Risk/Return Detail Data - VIPFundsManagerFunds-ServiceService2ComboPRO	Nov. 29, 2024
Risk/Return:
Registrant Name	Variable Insurance Products Fund V
VIPFundsManagerFunds-ServiceService2ComboPRO | VIP FundsManager 70% Portfolio
Risk/Return:
Strategy Narrative [Text Block]	Normally investing in a combination of underlying Fidelity® retail and Variable Insurance Products (VIP) mutual funds and exchange-traded funds (underlying Fidelity® funds).